SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Finance lease, 2023	$ 68,778
Operating lease, 2023	120,549
Finance lease, 2024	44,488
Operating lease, 2024	202,050
Finance lease, 2025	9,135
Operating lease, 2025	138,568
Finance lease, 2026	9,135
Operating lease, 2026
Finance lease, Thereafter	11,419
Operating lease, Thereafter
Finance lease, Total lease payments	142,955
Operating lease, Total lease payments	461,167
Finance lease, Less: imputed interest	(5,135)
Operating lease, Less: imputed interest	(4,434)
Finance lease, Total lease liabilities	137,820
Operating lease, Total lease liabilities	456,733
Finance lease, Less: current portion	(82,203)	$ (102,114)
Operating lease, Less: current portion	(220,602)	(293,710)
Finance lease, Non-current lease liabilities	55,617	87,056
Operating lease, Non-current lease liabilities	$ 236,131	$ 397,720